Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Borrowings [Abstract]
Schedule of Loans and Borrowings
	Annual Interest Rate	Maturity (Months)	As of December 31, 2024	As of December 31, 2025

Short-term borrowings:
China CITIC Bank	3.75%	September, 2026	24,000,000	24,000,000
Bank of Ningbo	3.90%	October, 2026	10,000,000	10,000,000
Bank of Ningbo	3.90%	November, 2026	20,000,000	10,000,000
Bank of Ningbo	3.90%	January, 2026	10,000,000	10,000,000
Bank of Ningbo	3.90%	December, 2026	10,000,000	20,000,000
Rural Commercial Bank	4.00%	November, 2026	10,000,000	10,000,000
Total			84,000,000	84,000,000